DELAWARE CORPORATE BOND FUND
Delaware Corporate Bond Fund
What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled “About your account,” and in the Fund's statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees DELAWARE CORPORATE BOND FUND	CLASS A	CLASS B		CLASS C		CLASS R	INSTITUTIONAL CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DELAWARE CORPORATE BOND FUND		CLASS A	CLASS B	CLASS C	CLASS R	INSTITUTIONAL CLASS
Management fees		0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.23%	0.23%	0.23%	0.23%	0.23%
Total annual fund operating expenses		0.96%	1.71%	1.71%	1.21%	0.71%
Fee waivers and expense reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.94%	1.69%	1.69%	1.19%	0.69%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.69% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund's distributor, Delaware Distributors, L.P. (Distributor), as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE CORPORATE BOND FUND (USD $)	1 year	3 Years	5 Years	10 Years
CLASS A	542	740	955	1,573
CLASS B	572	762	1,076	1,819
CLASS C	272	537	926	2,018
CLASS R	121	382	663	1,464
INSTITUTIONAL CLASS	70	225	393	881

(if not redeemed)
Expense Example, No Redemption DELAWARE CORPORATE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS B	172	537	926	1,819
CLASS C	172	537	926	2,018

DELAWARE EXTENDED DURATION BOND FUND
Delaware Extended Duration Bond Fund
What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled “About your account,” and in the Fund's statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees DELAWARE EXTENDED DURATION BOND FUND	CLASS A	CLASS B		CLASS C		CLASS R	INSTITUTIONAL CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DELAWARE EXTENDED DURATION BOND FUND		CLASS A	CLASS B	CLASS C	CLASS R	INSTITUTIONAL CLASS
Management fees		0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Total annual fund operating expenses		1.01%	1.76%	1.76%	1.26%	0.76%
Fee waivers and expense reimbursements	[1]	(0.06%)	(0.81%)	(0.06%)	(0.06%)	(0.06%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.95%	0.95%	1.70%	1.20%	0.70%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.70% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from October 1, 2013 through September 30, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE EXTENDED DURATION BOND FUND (USD $)	1 year	3 Years	5 Years	10 Years
CLASS A	543	751	977	1,625
CLASS B	497	700	1,028	1,807
CLASS C	273	548	949	2,068
CLASS R	122	394	686	1,517
INSTITUTIONAL CLASS	72	237	416	937

(if not redeemed)
Expense Example, No Redemption DELAWARE EXTENDED DURATION BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS B	97	475	978	1,807
CLASS C	173	548	949	2,068